Intangible assets, net	12 Months Ended
Dec. 31, 2020
Intangible assets, net
Intangible assets, net

9. Intangible assets, net

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Software	157,041	159,879
Trademarks and domain names	161,417	139,521
Customer relationships	35,642	6,820
Non‑competition agreements	122,480	2,950
Advertising resources (Note 5)	2,441,670	2,283,715
Licence	340,413	340,413
Total	3,258,663	2,933,298
Less: accumulated amortization	(644,931)	(1,023,964)
Less: accumulated impairment	(53,290)	(266,683)
Net book value	2,560,442	1,642,651

Amortization expenses recognized for the years ended December 31, 2018, 2019 and 2020 amounted to RMB138.9 million, RMB477.3 million and RMB621.2 million, respectively. Impairment charges of intangible assets recognized for the years ended December 31, 2018, 2019 and 2020 amounted to nil, nil and RMB213.4 million, respectively.

Impaired intangible assets as at December 31, 2019 consisted of the trademarks acquired through business acquisitions in 2015. As of December 31, 2016, RMB53.3 million impairment loss was recognized on one acquired trademark as the financial performances of the acquired business were significantly below the forecasts on the acquisition dates.

As discussed in Note 12 Goodwill, the Group completed the integration of Nanchang Zhonghuan Hulian Information Co., Ltd. ("Zhonghuan") business with its original business in the fourth quarter of 2020. The management and employees of Zhonghuan will work as sales channel to promote the business in the cities Zhonghuan has been integrated with. In addition, the Group decided to terminate the home improvement business it acquired in 2019. Therefore, management considered that the carrying amounts of intangible assets from these acquisitions may not be recoverable and performed an impairment testing with the assistance of an independent valuation firm and identified RMB213.4 million of impairment losses in these assets.

Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

Amounts
RMB
(in thousands)
For the years ending December 31,
2021	520,138
2022	516,899
2023	508,877
2024	60,015
2025	18,088
1,624,017